TARGET SEPA (Details Narrative) - USD ($)	Dec. 30, 2025	Dec. 09, 2025	Dec. 01, 2025	Dec. 31, 2025	Aug. 30, 2025	Aug. 24, 2025	Dec. 31, 2024	Sep. 16, 2024	Jul. 10, 2024	Apr. 30, 2024
IfrsStatementLineItems [Line Items]
Investor committed to purchase amount					$ 223,700	$ 407,000
Number of ordinary shares at a cost value issued						$ 1,500,000
Number of ordinary shares issued				83,194				793	1,818
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued							290			32
Standby equity purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares at a cost value issued	$ 2,639,000
Number of ordinary shares issued	10,505
Investors terms and conditions description	the Company has the right from time to time at its discretion until the first day of the month following the 36-month period after the date of the SEPA (or earlier in the event the SEPA Investor shall have made payment of $100 million in Advances), to direct the SEPA Investor to purchase a specified amount of ordinary shares (each such sale, an “Advance”) by delivering written notice to the SEPA Investor (each, an “Advance Notice”). While there is no mandatory minimum amount for any Advance, it may not exceed the lesser of (i) an amount equal to one hundred percent (100%) of the average of the Daily Traded Amount (as defined in the SEPA) during the five consecutive Trading Days immediately preceding an Advance Notice, (ii) 30% of the Daily Traded Amount (as defined in the SEPA) and (iii) $1 million, and may not exceed 4.99% of the issued and outstanding Ordinary Shares. The Ordinary Shares purchased pursuant to an Advance will be purchased at a price equal to 94% of the lowest VWAP of the Ordinary Shares during the three Trading Days following the applicable notice date. The Company may also deliver intraday purchase notices to the Investor, and the Ordinary Shares purchased pursuant to an intraday Advance will be purchased at a price equal to 98% of the lowest traded price of the Ordinary Shares during the intraday pricing period, as determined pursuant to the terms of the SEPA.
Gross proceeds	$ 100,000,000
Net proceeds	50.00%
Description of purchase obligation of crypto assets		the agreement was amended and the Company’s obligation to acquire bitcoin or another cryptocurrency with a portion of the proceeds under the SEPA terms was amended. If at the time the Company delivers any purchase notice the price of the ordinary shares on the trading market is at or above $10.0, the Company is not required to use the proceeds of such purchase notice to acquire bitcoin or another cryptocurrency.
Withdrawal of SEPA				$ 0
Standby equity purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Investor committed to purchase amount			$ 100,000,000
Percentage of commitment amount			200.00%
Number of ordinary shares at a cost value issued			$ 2,000,000